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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                     New York, NY    01/30/09
-------------------------------------   -------------   --------
[Signature]                             [City, State]   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           30
Form 13F Information Table Value Total:       141072
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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GME Capital LLC
FORM 13F
31-Dec-08

                                                                                                     Voting Authority
                                                          Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP DEL            NEW            88554D205     3068  386360 SH       Defined           386360
ACCELR8 TECHNOLOGY CORP        NEW            004304200      117   50900 SH       Defined            50900
AMERICAN VANGUARD CORP         COM            030371108     4442  379649 SH       Defined           379649
ANADARKO PETROLEUM CORP        COM            032511107     3238   84000 SH       Defined            84000
ANALOG DEVICES INC             COM            032654105      271   14223 SH       Defined            14223
BREEZE-EASTERN CORP            COM            106764103      401   50700 SH       Defined            50700
BRIGHAM EXPLORATION CO         COM            109178103       32   10000 SH       Defined            10000
CELGENE CORP                   COM            151020104    44893  812107 SH       Defined           812107
ELAN CORP PLC  ADR             ADR            284131208     5023  837100 SH       Defined           837100
ENERGY FOCUS INC               COM            29268T102      217  188550 SH       Defined           188550
EQUITABLE RESOURCES INC        COM            294549100     2805   83600 SH       Defined            83600
EV3 INC                        COM            26928A200     1513  248100 SH       Defined           248100
EVERGREEN ENERGY INC           COM            30024B104       27   93400 SH       Defined            93400
GOLDCORP INC                   COM            380956409     3468  110000 SH       Defined           110000
HEALTH GRADES INC              COM            42218Q102      539  261600 SH       Defined           261600
ISHARES SILVER TRUST           ISHARES        46428Q109      563   50000 SH       Defined            50000
KOPIN CORP                     COM            500600101       36   17568 SH       Defined            17568
MARKWEST ENERGY PARTNERS LP    UNIT LP PTNR   570759100      356   44600 SH       Defined            44600
METABOLIX INC                  COM            591018809     3539  761120 SH       Defined           761120
MRV COMMUNICATIONS INC         COM            553477100      203  263900 SH       Defined           263900
NEWFIELD EXPLORATION CO        COM            651290108      952   48200 SH       Defined            48200
NEWMONT MINING CORP            COM            651639106     2542   62450 SH       Defined            62450
RAYONIER INC                   COM            754907103     5726  182644 SH       Defined           182644
SOUTHWESTERN ENERGY CO         COM            845467109    18108  625050 SH       Defined           625050
SPDR GOLD TRUST                GOLD SHS       78463V107    20339  235000 SH       Defined           235000
STERICYCLE, INC.               COM            858912108     8588  164900 SH       Defined           164900
THERMO FISHER SCIENTIFIC INC   COM            883556102     5734  168300 SH       Defined           168300
UNIVERSAL HEALTH RLTY INCOME T SH BEN INT     91359E105     1056   32083 SH       Defined            32083
WILLBROS GROUP INC             COM            969199108     1908  225300 SH       Defined           225300
ZIX CORP                       COM            98974P100     1368 1149197 SH       Defined          1149197
REPORT SUMMARY                      30    DATA RECORDS    141072       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED